UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for this series, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 97.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina - .8%
Argentine Government,
Sr. Unscd. Notes		7.50	4/22/26	6,450,000	[b]	7,294,950
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[b]	7,287,938
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[b]	7,624,500
						22,207,388
Belgium - 2.1%
Belgium Government,
Unscd. Bonds, Ser. 49	EUR	4.00	3/28/17	26,500,000	[b]	30,444,382
Belgium Government,
Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[b]	27,545,212
						57,989,594
Brazil - .5%
Brazilian Government,
Sr. Unscd. Bonds		5.63	2/21/47	15,425,000		15,193,625
Canada - 5.2%
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	5,124,251	[b]	3,908,953
Canadian Government,
Bonds	CAD	1.75	3/1/19	35,500,000		27,877,492
Canadian Government,
Bonds	CAD	0.75	9/1/20	130,960,000		100,543,580
Canadian Government,
Unscd. Bonds	CAD	3.50	12/1/45	12,360,000		13,392,080
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	1,794,905	[b]	1,372,894
						147,094,999
France - 6.3%
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000		4,394,283
French Government,
Bonds	EUR	0.50	11/25/19	82,175,000		95,492,724
French Government,
Bonds	EUR	0.50	5/25/26	58,725,000		68,377,725
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,566,840
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000		6,161,584
						178,993,156
Germany - 3.1%
Allianz,
Jr. Sub. Bonds	EUR	3.38	9/29/49	3,100,000		3,567,582
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000		5,745,921
Driver thirteen UG (haftungsbeschraenkt),
Ser. 13, Cl. A	EUR	0.00	2/22/21	2,258,983		2,542,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany - 3.1% (continued)
German Government,
Bonds	EUR	2.25	9/4/20	115,000		144,347
German Government,
Bonds	EUR	2.50	8/15/46	23,655,000		41,814,495
Globaldrive Auto Receivables,
Ser. 16A, Cl. A	EUR	0.00	1/20/24	4,161,923		4,691,206
Globaldrive Auto Receivables,
Ser. 16-B, Cl. A	EUR	0.13	8/20/24	13,250,000		14,959,227
KFW,
Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		14,444,310
						87,909,622
Hungary - 1.4%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,590,411
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	2,513,500,000		9,446,329
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	6,245,300,000		27,714,241
						38,750,981
Iceland - .9%
Icelandic Government,
Unscd. Notes		5.88	5/11/22	22,425,000		26,378,281
Indonesia - .7%
Indonesian Government,
Sr. Unscd. Notes	EUR	2.63	6/14/23	1,200,000	[b]	1,418,467
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/28	15,250,000	[b]	18,766,259
						20,184,726
Ireland - .4%
Aercap Ireland Capital,
Gtd. Notes		4.50	5/15/21	4,550,000		4,771,813
Aercap Ireland Capital,
Gtd. Notes		5.00	10/1/21	2,000,000		2,140,000
Irish Government,
Bonds	EUR	2.40	5/15/30	75,000		103,439
Irish Government,
Bonds	EUR	2.00	2/18/45	2,150,000		2,912,297
						9,927,549
Italy - 5.0%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,595,602
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	11,525,000		11,872,375
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,656,603
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,280,281
Italian Government,
Bonds	EUR	3.50	6/1/18	23,500,000		27,983,054
Italian Government,
Bonds	EUR	4.75	9/1/44	9,340,000	[b]	16,176,407
Italian Government,
Sr. Unscd. Bonds	EUR	2.35	9/15/24	32,320,000	[b,c]	42,777,585
Italian Government,
Sr. Unscd. Bonds, Ser. CPI	EUR	2.60	9/15/23	15,380,000	[c]	23,470,599

		Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy - 5.0% (continued)
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	8,685,000		10,082,313
						139,894,819
Japan - 14.0%
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,545,562
Japanese Government,
Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		31,453,263
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	14,474,750,000		145,087,083
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	5,787,000,000		57,735,661
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	5,811,000,000	[d]	59,977,694
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,182,700,000	[d]	64,034,257
Japanese Government,
Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		33,354,370
Japanese Government,
Sr. Unscd. Bonds, Ser. 330	JPY	0.80	9/20/23	14,100,000		149,231
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	17,750,000		184,939
						395,522,060
Luxembourg - .6%
E-Carat,
Ser. 16-1, Cl. A	EUR	0.07	10/18/24	9,000,000		10,145,081
Volkswagen Car Lease,
Ser. 22, Cl. A	EUR	0.25	8/21/21	6,302,162		7,105,651
						17,250,732
Mexico - 2.5%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	7,100,000	[b]	7,366,250
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	1,206,000,000		61,663,283
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	9,225,000		601,916
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	3/15/19	1,650,000		1,951,404
						71,582,853
Morocco - 2.2%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	28,760,000		35,190,365
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	9,950,000		12,614,801
Moroccan Government,
Sr. Unscd. Notes		4.25	12/11/22	13,545,000		14,405,649
						62,210,815
Netherlands - 3.6%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	5,700,000	[b]	5,758,311
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	9,350,000	[b]	9,855,985
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,657,661

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands - 3.6% (continued)
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000		960,563
Mylan,
Gtd. Notes		2.50	6/7/19	6,125,000	[b]	6,182,949
Netherlands Government,
Bonds	EUR	1.25	1/15/18	17,100,000	[b]	19,687,216
Netherlands Government,
Bonds	EUR	0.25	1/15/20	4,350,000		5,032,521
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,582,465
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,080,000		7,154,803
Shell International Finance,
Gtd. Notes		3.75	9/12/46	13,750,000		13,662,096
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.13	10/15/24	1,700,000		1,946,144
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.63	10/15/28	1,625,000		1,859,812
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		2.80	7/21/23	3,200,000		3,214,211
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	5,600,000		5,641,647
Volkswagen International Finance,
Gtd. Notes		2.38	3/22/17	3,825,000	[b]	3,843,800
Vonovia Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,604,412
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,166,414
						100,811,010
New Zealand - 1.2%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	43,883,000	[e]	34,693,465
Norway - .3%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[b]	8,719,159
Peru - .4%
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	6,125,000		7,668,721
Peruvian Government,
Sr. Unscd. Bonds		4.13	8/25/27	3,625,000	[f]	4,159,688
						11,828,409
Poland - .3%
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	3,725,000		1,005,551
Polish Government,
Sr. Unscd. Notes	EUR	3.00	1/15/24	5,175,000		6,861,149
						7,866,700
Qatar - .4%
Qatar Government,
Sr. Unscd. Notes		2.38	6/2/21	10,550,000	[b]	10,649,666

		Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Romania - 1.0%
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	7,670,000	[b]	9,417,947
Romanian Government,
Unscd. Notes	EUR	2.88	5/26/28	16,450,000	[b]	20,008,724
						29,426,671
Russia - .8%
Russian Government,
Unscd. Bonds		4.75	5/27/26	22,000,000	[b]	23,760,000
Serbia - .2%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,197,636
Singapore - 2.1%
Singapore Government,
Sr. Unscd. Bonds	SGD	2.13	6/1/26	78,175,000		59,130,843
South Korea - 3.4%
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2506	KRW	2.25	6/10/25	47,170,000,000		45,813,426
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2512	KRW	2.25	12/10/25	51,793,000,000		50,511,613
						96,325,039
Spain - 2.7%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	10,000,000		11,764,870
Driver Espana,
Ser. 3, Cl. A	EUR	0.68	12/21/26	6,859,076		7,773,041
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	4,200,000		4,811,437
Spanish Government,
Bonds	EUR	2.75	4/30/19	15,950,000		19,248,365
Spanish Government,
Bonds	EUR	1.40	1/31/20	8,794,000		10,363,908
Spanish Government,
Bonds	EUR	1.95	4/30/26	225,000		277,774
Spanish Government,
Bonds	EUR	5.75	7/30/32	10,275,000		18,814,311
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,099,345
						75,153,051
Sri Lanka - .5%
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	13,100,000	[b]	13,429,072
Supranational - 3.5%
European Investment Bank,
Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[b]	11,540,303
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000	[b]	6,471,390
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,188,367
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	69,975,000		52,874,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational - 3.5% (continued)
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		27,192,366
						100,266,672
Sweden - .1%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	20,660,000		2,972,097
United Kingdom - 7.9%
Barclays,
Jr. Sub. Bonds		7.88	12/29/49	6,000,000		5,915,604
Barclays,
Sub. Notes		5.20	5/12/26	8,100,000		8,376,194
British Telecommunications,
Sr. Unscd. Notes	EUR	0.63	3/10/21	7,450,000		8,554,658
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,253,713
Lloyds Banking Group,
Gtd. Notes		3.10	7/6/21	4,000,000	[f]	4,091,604
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	24,825,000		24,538,867
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	125,000		173,433
United Kingdom Gilt,
Bonds	GBP	1.50	1/22/21	15,825,000		21,620,820
United Kingdom Gilt,
Bonds	GBP	2.00	9/7/25	54,425,000		78,745,960
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	6,770,000		13,750,641
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	27,850,000		50,180,681
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	5,400,000		6,366,727
						224,568,902
United States - 23.2%
21st Century Fox America,
Gtd. Notes		3.70	10/15/25	2,600,000	[f]	2,823,038
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	694,405	[b]	692,974
Aetna,
Sr. Unscd. Notes		1.90	6/7/19	8,150,000		8,223,986
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,310,000		3,347,238
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,760,000		2,770,712
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,074,729
Amgen,
Sr. Unscd. Notes		4.40	5/1/45	2,825,000		2,987,141
Apple,
Sr. Unscd. Notes		3.25	2/23/26	8,895,000		9,471,636
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	[b,g]	2,479,136
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	1,301,000		1,376,997
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	2,800,000	[b]	2,963,559

	Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 23.2% (continued)
Barclays Commercial Mortgage Securities
Trust,
Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	[b]	1,327,492
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1	2.95	3/25/34	747,379	[g]	740,656
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.59	12/11/40	234,912	[g]	235,585
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	9,467,507		9,425,727
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.72	6/11/40	7,218,309	[g]	7,049,412
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.89	6/11/50	2,000,000	[g]	2,010,947
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.21	6/11/50	950,000	[g]	924,148
Branch Banking & Trust,
Sub. Notes	3.63	9/16/25	7,850,000		8,434,323
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		869,748
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		920,236
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,296,539
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,914,285
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		6,071,383
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,406,301
Capital One Financial,
Sub. Notes	3.75	7/28/26	15,000,000		15,110,895
CarMax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,671,744
CarMax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		1,019,860
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	6,400,000		7,252,288
Chrysler Capital Auto Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	[b]	5,145,866
Chrysler Capital Auto Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	[b]	1,146,862
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[b]	3,090,851
Chrysler Capital Auto Receivables Trust,
Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[b]	3,588,198
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	4,120,000		4,666,802
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		6,229,843
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. C	3.52	5/10/35	150,000	[b,g]	154,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 23.2% (continued)
Colony American Homes,
Ser. 2014-1A, Cl. C	2.38	5/17/31	1,625,000	[b,g]	1,628,505
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	6,330,000		6,187,591
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[b]	1,298,636
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	702,130		722,914
Cox Communications,
Sr. Unscd. Notes	3.35	9/15/26	3,250,000	[b]	3,269,682
Crown Castle International,
Sr. Unscd. Notes	2.25	9/1/21	4,675,000		4,676,964
Daimler Finance North America,
Gtd. Notes	1.50	7/5/19	8,225,000	[b]	8,182,732
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. C	2.42	3/23/20	6,880,000	[b]	6,944,131
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. A2	1.43	9/24/18	9,825,000	[b]	9,846,743
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06	5/17/21	5,750,000	[b]	5,815,516
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	3,225,000	[b]	3,270,111
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,425,000	[b]	2,477,287
DT Auto Owner Trust,
Ser. 2015-3A, Cl. B	2.46	11/15/19	4,700,000	[b]	4,725,360
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C	3.54	10/15/21	865,000	[b]	878,315
Duke Energy,
Sr. Unscd. Notes	2.65	9/1/26	2,800,000		2,756,418
Duke Energy,
Sr. Unscd. Notes	3.75	9/1/46	5,375,000		5,249,972
Federal Home Loan Mortgage Corporation,
Structured Agency Credit Risk Debt
Notes,	2.93	8/25/24	959,599	[g,h]	965,572
Federal National Mortgage Association
Connecticut Avenue Securities,
Ser. 2014-C04, Ser. 1M1	2.48	11/25/24	1,172,277	[g,h]	1,178,718
First Franklin Mortgage Loan Asset Backed
Certificates,
Ser. 2004-FF4, Cl. M1	1.38	6/25/34	2,407,622	[g]	2,332,263
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A	1.98	10/15/20	1,680,695	[b]	1,687,452
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B	1.71	5/15/19	1,750,000		1,752,916
Ford Credit Floorplan Master Owner Trust
A,
Ser. 2015-1, Cl. A1	1.42	1/15/20	8,355,000		8,379,396
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	4,620,000		4,669,586
Ford Motor Credit,
Sr. Unscd. Notes	2.55	10/5/18	1,700,000		1,725,704
Ford Motor Credit,
Sr. Unscd. Notes	3.34	3/18/21	3,475,000		3,586,363
Freeport-McMoRan,
Gtd. Notes	2.15	3/1/17	5,435,000		5,441,794

		Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 23.2% (continued)
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.38 1	2/15/19	3,620,000	[b,g]	3,554,129
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX		3.38	12/15/19	1,640,000	[b,g]	1,564,415
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/29/49	3,085,000	[g]	3,284,445
General Motors Financial,
Gtd. Notes		3.10	1/15/19	4,475,000		4,563,726
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	3,350,000		3,383,242
Goldman Sachs Group,
Sub. Notes		4.25	10/21/25	3,960,000		4,177,760
GS Mortgage Securities Trust,
Ser. 2016-GS2, Cl. A2		2.64	5/10/49	4,200,000		4,345,254
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,320,407
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	5,825,000		5,833,033
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	5,735,000		5,753,088
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	9,190,000	[g]	9,018,084
JPMorgan Chase & Co.,
Sr. Unscd. Notes		3.30	4/1/26	9,610,000		9,937,374
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	3,050,000		3,438,631
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.55	11/25/36	18,072	[g]	17,373
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,462,304
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	13,575,000		16,572,193
Kubota Credit Owner Trust,
Ser. 2016-1A, Cl. A3		1.50	7/15/20	4,900,000	[b]	4,915,681
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	4,605,000	[b]	4,618,387
Morgan Stanley,
Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,719,059
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.68	4/15/49	5,692,000	[g]	5,513,478
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.83	3/25/35	248,191	[g]	227,726
Newell Brands,
Sr. Unscd. Notes		2.60	3/29/19	3,925,000		4,016,680
OneMain Financial Issuance Trust,
Ser. 2014-2A, Cl. A		2.47	9/18/24	6,121,496	[b]	6,142,743
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A		3.19	3/18/26	5,344,000	[b]	5,404,942
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. B		3.85	3/18/26	3,250,000	[b]	3,307,111
OneMain Financial Issuance Trust,
Ser. 2015-2A, Cl. A		2.57	7/18/25	6,225,000	[b]	6,254,592
Oracle,
Sr. Unscd. Notes		4.00	7/15/46	11,100,000		11,530,613

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.3% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 23.2% (continued)
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,471,854
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. B	1.59	10/15/18	564,374		564,656
Santander Drive Auto Receivables Trust,
Ser. 2015-5, Cl. D	3.65	12/15/21	886,000		915,944
Scientific Games International,
Gtd. Notes	10.00	12/1/22	3,105,000		2,887,650
Southern,
Sr. Unscd. Notes	3.25	7/1/26	9,275,000	[f]	9,632,245
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.41	12/15/22	2,485,101	[b]	2,488,549
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	3.45	12/15/22	3,450,000	[b]	3,454,170
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16	11/15/24	9,175,000	[b]	9,293,884
SunTrust Auto Receivables Trust,
Ser. 2015-15A, Cl. A3	1.42	9/16/19	7,025,000	[b]	7,042,062
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	2,900,000		3,108,974
U.S. Treasury Bonds	2.50	5/15/46	54,330,000		56,416,218
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	64,717,518	[i]	66,018,405
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	34,219,317	[i]	34,965,538
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	27,042,561	[i]	28,494,665
Verizon Owner Trust,
Ser. 2016-1A, Cl. A	1.42	1/20/21	8,000,000	[b]	8,028,098
Visa,
Sr. Unscd. Notes	2.20	12/14/20	9,250,000		9,491,342
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	4,175,000	[b]	4,161,874
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2007-C32, Cl. AJ	5.70	6/15/49	6,930,000	[g]	6,781,243
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	5/30/18	5,550,000		5,582,473
Walt Disney,
Sr. Unscd. Notes	3.00	7/30/46	2,325,000		2,191,705
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	12/15/16	1,580,000		1,585,069
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	4/22/26	6,125,000		6,194,237
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	1,675,000		1,808,787
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,125,000	[b]	2,124,917
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	3,571,000	[b,g]	3,613,673
					656,761,461
Total Bonds and Notes
(cost $2,680,331,725)					2,751,651,053

			Face Amount
			Covered by
Options Purchased - .1%			Contracts		Value ($)
Call Options - .1%
New Zealand Dollar Cross Currency,
December 2016 @ NZD 1.04		AUD	37,600,000		571,864
Put Options - .0%
Mexican New Peso,
December 2016 @ 18.68			27,300,000		421,390
Swedish Krona Cross Currency,
December 2016 @ SEK 9.46		EUR	25,000,000		133,618
					555,008
Total Options Purchased
(cost $946,462)					1,126,872
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .5%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $15,026,560)	0.44	4/27/17	15,065,000	[j]	15,026,102
Other Investment - .9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $26,554,936)			26,554,936	[k]	26,554,936
Investment of Cash Collateral for
Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $16,447,340)			16,447,340	[k]	16,447,340
Total Investments (cost $2,739,307,023)			99.4%		2,810,806,303
Cash and Receivables (Net)			0.6%		16,752,126
Net Assets			100.0%		2,827,558,429

AUD—Australian Dollar
EUR—Euro

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $471,086,758 or 16.66% of net assets.

c	Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
f

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $17,579,466 and the value of the collateral held by the fund was $18,220,168, consisting of cash collateral of $16,447,340 and U.S. Government & Agency securities valued at $1,772,828.

g	Variable rate security—rate shown is the interest rate in effect at period end.
h

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j	Held by or on behalf of a counterparty for open financial futures contracts.
k	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Foreign/Governmental	64.7
Corporate Bonds	15.9
Asset-Backed	7.4
U.S. Government	6.6
Commercial Mortgage-Backed	2.6
Short-Term/Money Market Investments	2.1
Residential Mortgage-Backed	.1
Options Purchased	.0
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	207,882,267	-	207,882,267
Commercial
Mortgage-Backed	-	74,149,353	-	74,149,353
Corporate Bonds†	-	450,481,442	-	450,481,442
Foreign Government	-	1,829,407,579	-	1,829,407,579
Mutual Funds	43,002,276	-	-	43,002,276
Residential
Mortgage-Backed	-	3,835,586	-	3,835,586
U.S. Treasury	-	200,920,928	-	200,920,928
Other Financial Instruments:
Financial Futures††	1,911,997	-	-	1,911,997
Forward Foreign Currency
Exchange Contracts††	-	4,127,407	-	4,127,407
Options Purchased	-	1,126,872	-	1,126,872
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(1,410,124)	-	-	(1,410,124)
Forward Foreign Currency
Exchange Contracts††	-	(6,117,297)	-	(6,117,297)
Options Written	-	(471,284)	-	(471,284)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund
September 30, 2016 (Unaudited)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus/Standish Global Fixed Income Fund
September 30, 2016 (Unaudited)

		Face Amount Covered
		by Contracts ($) [a]	Value ($)
Call Options:
Mexican New Peso
December 2016 @ MXN 21.25		27,300,000	(340,060)
Swedish Krona Cross Currency
December 2016 @ SEK 9.85	EUR	25,000,000	(131,224)
Total Options Written
(premiums received $572,925)			(471,284)

a	Face amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date

NOTES

the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at September 30, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Euro,
Expiring
10/28/2016	14,400,000	16,141,651	16,198,032	56,381
Indonesian
Rupiah,
Expiring
10/28/2016	268,676,685,000	20,233,699	20,499,363	265,664
Swedish Krona,
Expiring
10/28/2016	435,230,000	51,105,527	50,806,573	(298,954)
Citigroup
Colombian Peso,
Expiring
10/28/2016	39,859,020,000	13,639,139	13,746,127	106,988
Indian Rupee,
Expiring
10/28/2016	1,045,010,000	15,500,460	15,615,683	115,223
Indonesian
Rupiah,
Expiring
10/28/2016	70,262,680,000	5,339,110	5,360,868	21,758
Goldman Sachs International
British Pound,
Expiring
10/28/2016	790,000	1,028,951	1,024,563	(4,388)
Euro,
Expiring
10/17/2016	9,029,520	10,178,121	10,143,363	(34,758)
HSBC
Indian Rupee,
Expiring
10/28/2016	788,585,000	11,623,315	11,783,900	160,585

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank
Brazilian Real,
Expiring
10/4/2016	30,420,000	9,068,821	9,342,485	273,664
12/2/2016	45,910,000	13,887,713	13,857,092	(30,621)
Indian Rupee,
Expiring
10/28/2016	476,023,000	7,046,973	7,113,257	66,284
Mexican New
Peso,
Expiring
10/28/2016	2,995,000	161,355	153,943	(7,412)
Russian Ruble,
Expiring
10/28/2016	730,010,000	11,188,065	11,545,478	357,413
Taiwan Dollar,
Expiring
10/28/2016	405,435,000	12,970,765	12,944,393	(26,372)
Turkish Lira,
Expiring
10/28/2016	63,460,000	21,118,844	21,023,160	(95,684)
UBS
Indian Rupee,
Expiring
10/28/2016	449,797,000	6,661,192	6,721,359	60,167
Sales:
Bank of America
Australian Dollar,
Expiring
10/28/2016	24,760,000	18,938,602	18,937,438	1,164
Polish Zloty,
Expiring
10/28/2016	4,045,000	1,058,884	1,057,107	1,777
Singapore Dollar,
Expiring
10/28/2016	101,250,000	74,413,000	74,261,830	151,170
South Korean
Won,
Expiring
10/28/2016	103,369,750,000	92,034,636	93,837,493	(1,802,857)
Barclays Bank
Japanese Yen,
Expiring
10/28/2016	3,393,460,000	33,900,191	33,504,312	395,879

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup
British Pound,
Expiring
10/28/2016	128,330,000	166,420,654	166,433,130	(12,476)
Euro,
Expiring
10/28/2016	85,534,000	96,117,806	96,214,062	(96,256)
Swedish Krona,
Expiring
10/28/2016	240,805,000	28,076,365	28,110,371	(34,006)
Taiwan Dollar,
Expiring
10/28/2016	841,595,000	26,553,764	26,869,749	(315,985)
Goldman Sachs International
Brazilian Real,
Expiring
10/4/2016	30,420,000	9,466,314	9,342,485	123,829
Euro,
Expiring
10/3/2016	2,787,859	3,127,615	3,131,757	(4,142)
10/28/2016	130,429,000	146,547,106	146,714,802	(167,696)
Mexican New
Peso,
Expiring
10/28/2016	1,025,455,000	54,677,962	52,708,501	1,969,461
HSBC
Canadian Dollar,
Expiring
10/28/2016	220,305,000	166,545,836	167,957,865	(1,412,029)
Euro,
Expiring
10/28/2016	80,650,000	90,645,358	90,720,229	(74,871)
Japanese Yen,
Expiring
10/28/2016	36,555,423,000	360,192,628	360,919,033	(726,405)
New Zealand
Dollar,
Expiring
10/28/2016	176,110,000	128,055,129	128,081,712	(26,583)
JP Morgan Chase Bank
Euro,
Expiring
10/28/2016	152,289,000	171,146,947	171,304,315	(157,368)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hungarian Forint,
Expiring
10/28/2016	10,415,410,000	37,983,612	37,986,191	(2,579)
South African
Rand,
Expiring
10/28/2016	286,765,000	20,776,835	20,782,778	(5,943)
UBS
Euro,
Expiring
10/28/2016	222,588,000	250,094,312	250,381,083	(286,771)
Norwegian Krone,
Expiring
10/28/2016	298,200,000	36,811,179	37,304,320	(493,141)
Gross Unrealized Appreciation				4,127,407
Gross Unrealized Depreciation				(6,117,297)

At September 30, 2016, accumulated net unrealized appreciation on investments was $71,600,921, consisting of $91,518,744 gross unrealized appreciation and $19,917,823 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)